PRINCIPAL® LIFETIME INCOME SOLUTIONS II
VARIABLE ANNUITY

UPDATING SUMMARY PROSPECTUS

Dated May 1, 2022

This Updating Summary Prospectus describes Principal® Lifetime Income Solutions II Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”).
This Updating Summary Prospectus summarizes key features of the Contract. The statutory prospectus for the Contract (the “Expanded Prospectus”) contains more information about the Contract, including its features, benefits, and risks. You can find the Expanded Prospectus and other information about the Contract online at www.principal.com/LifeIncomeIIVAReport. You can also obtain this information at no cost by calling 1-800-852-4450 or by sending an email request to annuityinternet@principal.com.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the statutory prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

Changes
The following underlying mutual fund was added to the Contract as an available investment option on the date noted: Principal VCF U.S LargeCap Buffer July Account – Class 2 (on or around June 30, 2022). This underlying mutual fund is not available in the state of New York and will only be available if you have the Flexible Income Protector Plus rider. There are certain risks that are unique to this type of fund. Some of these risks include the following.
Defined Outcome Funds Risk
These types of underlying funds employ a strategy to provide downside (buffer) protection but they also have limited participation in upside returns over a defined outcome period. Such funds usually have “Buffer” in the name of the fund. Buffer funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. These strategies could limit the upside participation of the buffer fund in rising equity markets relative to other funds. The buffer provides limited protection in the event of a market downturn. The buffer, outcome period and FLEX Options and their accompanying risks are summarized below.
Buffer Loss Risk
There can be no guarantee that the buffer fund will be successful in its strategy to provide buffer protection against Index losses if the Index decreases over the Outcome Period by 10% or less. An investor may lose his or her entire investment. The buffer fund’s strategy seeks to deliver returns that match the Index (but will be less than the Index due to the cost of the options used by the buffer fund), while limiting downside losses, if shares are bought on the day on which the buffer fund enters into the options and held until those options expire at the end of each Outcome Period. In the event shares are purchased after the date on which the options were entered into or shares are redeemed prior to the expiration of the options, the buffer that the buffer fund seeks to provide may not be available. The buffer fund does not provide principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment.
Outcome Period Risk
The buffer funds seek to match the performance of an index, before the deduction of expenses and subject to the buffer, only if buffer fund shares are held on the first day of the Outcome Period and continues to be held until the last day of the Outcome Period. If the shares are redeemed before the end of the Outcome Period, you may experience investment returns very different from those contracts where the shares are held through the end of the Outcome Period and different from what the fund seeks to provide, including potentially a loss of some or all of your investment. In particular, you will not receive the same amount of protection against losses from the buffer feature if you redeem before the last day of the Outcome Period, and you might lose some or all of your investment.
FLEX Options Risk
The buffer fund may invest in FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The buffer fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. If the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the buffer fund could incur significant losses. Additionally, FLEX Options may be illiquid if trading in the FLEX Options is limited or absent and, in such cases, the buffer fund may have difficulty closing out certain FLEX Options positions at desired times and prices, decreasing the value of the FLEX Options. There is no guarantee that a liquid secondary trading market will exist for FLEX Options, and a less liquid trading market may adversely impact the value of FLEX Options. The buffer fund intends to treat any income it may derive from the FLEX Options as “qualifying income” under the provisions of the Internal Revenue Code applicable to regulated investment companies (“RICs”). In addition, based upon language in legislative history, the buffer fund intends to treat the issuer of the FLEX Options as the referenced asset for diversification purposes. If the income is not qualifying income or the issuer of the FLEX Options is not appropriately the referenced asset, the buffer fund could lose its own status as a RIC.

For more information on the available underlying funds, please see the funds' prospectuses at the following website: www.principal.com/LifeIncomeIIVAReport

Effective July 1, 2022, the following underlying mutual funds are not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider:
•Principal VCF Diversified Balanced Account – Class 2;
•Principal VCF Diversified Balanced Managed Volatility Account – Class 2;
•Principal VCF Diversified Growth Account – Class 2; and
•Principal VCF Diversified Growth Managed Volatility Account – Class 2.
You may transfer 100% of your Separate Account division value from your current GMWB investment option(s) to one or more of the GMWB investment options available at the time of the transfer. If you transfer from a discontinued GMWB investment option, you will not be able to transfer back to that GMWB investment option. You may make a transfer by providing us notice (we will effect the transfer at the price next determined after we receive your notice in good order).
If your Separate Account division value is invested in a GMWB investment option that is no longer available with the rider but is still available under the Contract, you may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we will rebalance your Separate Account division value each calendar quarter. You may not transfer your Separate Account division value to any other discontinued GMWB investment option. You may transfer your Separate Account division value to another GMWB investment option that is available at the time of transfer, in which case the discontinued GMWB investment option will no longer be available to you.
KEY INFORMATION TABLE
IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	FEES AND EXPENSES	LOCATION IN EXPANDED PROSPECTUS
Charges for Early Withdrawals	If you withdraw money from your Contract within 7 years following your last premium payment, you will be assessed a surrender charge. The maximum surrender charge is 6% of the amount withdrawn during the first three contract years, declining down to 0% over the 7-year time period. For example, if you make an early withdrawal within the first three contract years, you could pay a surrender charge of up to $6,000 on a $100,000 investment.	7. CHARGES – Deferred Sales Load (“Surrender Charge”)
Transaction Charges	In addition to surrender charges, you may also be charged for other transactions, such as when you exceed more than 12 unscheduled partial surrenders in a contract year or you make more than one unscheduled transfer in a contract year.	7. CHARGES – Transaction Fees

	FEES AND EXPENSES			LOCATION IN EXPANDED PROSPECTUS
Ongoing Fees and Expenses (annual charges)
The following part of the table describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your data page for information about the specific fees you will pay each year based on the options you have selected.
	ANNUAL FEE	MINIMUM	MAXIMUM	LOCATION IN EXPANDED PROSPECTUS
	1. Base contract[1]	1.40%	3.50%	7. CHARGES – Base Contract Annual Expenses
	2. Investment options (underlying mutual fund fees and expenses)[2]	0.47%	0.60%	APPENDIX A in this Updating Summary Prospectus - INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
	3. Guaranteed Minimum Withdrawal Benefit (“GMWB”)3 4	1.25%	1.55%	7. CHARGES – GMWB Charges for Rider Benefits

[1]
This fee reflects the Mortality and Expense Risks Charge and Administration Charge. We assess each division with a daily charge. The annual rate of the charge is the percentage of the average daily net assets of the Separate Account divisions.

[2]	As a percentage of the average net underlying mutual fund assets.

[3]
As part of your purchase, you will need to select one of the available GMWB riders. The choice you make affects how much you will pay for your Contract. To help you understand the cost of owning your Contract, the table above shows the lowest and highest current charges you could pay each year. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

[4]	For historical GMWB charges, see Appendix G in the Expanded Prospectus.

Lowest and Highest Annual Cost Table

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, this table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST $2,613	HIGHEST ANNUAL COST $3,081
Assumes:	Assumes:

●  Investment of $100,000

●  5% annual appreciation

●  Least expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No optional benefits

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

●  Investment of $100,000

●  5% annual appreciation

●  Most expensive Base Contract charge, underlying mutual fund fees and expenses, and GMWB charge

●  No sales charges

●  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN EXPANDED PROSPECTUS
Risk of Loss	You can lose money by investing in this Contract.	5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Poor Investment Performance
Not a Short-Term Investment
This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Surrender charges apply for up to 7 years following your last premium payment. These charges will reduce the value of your Contract if you withdraw money during that time.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Liquidity Risk
Risks Associated with Investment Options
•  An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.

•  Each investment option (including the DCA Plus accounts) has its own unique risks.

•  You should review the prospectuses for the available underlying mutual funds before making an investment decision.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the DCA Plus accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling the following toll-free telephone number: 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT – Insurance Company Risks
	RESTRICTIONS	LOCATION IN EXPANDED PROSPECTUS
Investments
•Investment Limitations - In purchasing the Contract, you are required to select only one GMWB rider. Regardless of which GMWB rider you select, it will limit the underlying mutual funds available to you as investment options under the Contract.

•Limitations on Transfers – We reserve the right to charge you for each unscheduled transfer after the first unscheduled transfer in a contract year. We also reserve the right to limit transfers in circumstances where frequent transfers have been made.

•Removal or Substitution of Underlying Mutual Funds - We reserve the right to remove, close or substitute the underlying mutual funds that are available as investment options under the Contract.
10. BENEFITS AVAILABLE UNDER THE CONTRACT 8. GENERAL DESCRIPTION OF THE CONTRACT – Frequent Transfers among Divisions 8. GENERAL DESCRIPTION OF THE CONTRACT – Contract or Registrant Changes
Optional Benefits	No optional benefits are available with the Contract.

	TAXES	LOCATION IN EXPANDED PROSPECTUS
Tax Implications
•  You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this Contract.

•  If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. The tax deferral of the annuity does not provide any additional tax benefits for such a plan or IRA.

•  Premiums that are made on a pre-tax basis and earnings on your Contract are taxed at ordinary income tax rates when you withdraw them. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
13. TAXES
	CONFLICTS OF INTEREST	LOCATION IN EXPANDED PROSPECTUS
Financial Professional Compensation
Your financial professional may receive compensation in the form of commissions for selling this Contract to you. Your financial professional may have a financial incentive to offer or recommend this Contract over another investment.
16. ADDITIONAL INFORMATION ABOUT THE CONTRACT – Payments to Financial Intermediaries
Exchanges
Your financial professional may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continuing to own your existing Contract.
8. GENERAL DESCRIPTION OF THE CONTRACT – Contract Provisions and Limitations – Exchange Offers

APPENDIX A

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of investment options available under the Contract. Depending on the GMWB Rider you choose with your Contract, you may not be able to invest in certain investment options. To obtain underlying mutual fund statutory and summary prospectuses, you can visit www.principal.com/LifeIncomeIIVAReport, call 1-800-852-4450, or send a request to annuityinternet@principal.com.
The expense and performance information below reflects fees and expenses of the underlying mutual funds but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Asset Allocation	Principal VCF Diversified Balanced Account (1)(2)(4) – Class 2 Principal Management Corporation	0.49%	10.83%	9.70%	8.51%
Asset Allocation	Principal VCF Diversified Balanced Managed Volatility Account (1)(2)(4) – Class 2 Principal Management Corporation	0.57%	9.94%	9.21%
Asset Allocation	Principal VCF Diversified Balanced Volatility Control Account (1)(2) – Class 2 Principal Management Corporation	0.53%	10.08%
Asset Allocation	Principal VCF Diversified Growth Account (1)(2)(4) – Class 2 Principal Management Corporation	0.51%	14.79%	11.53%	10.26%
Asset Allocation	Principal VCF Diversified Growth Managed Volatility Account (1)(2)(4) – Class 2 Principal Management Corporation	0.60%	13.70%	10.93%
Asset Allocation	Principal VCF Diversified Growth Volatility Control Account (1)(2) – Class 2 Principal Management Corporation	0.53%	13.89%
Asset Allocation	Principal VCF Diversified Income Account (1)(2) – Class 2 Principal Management Corporation	0.47%	6.96%	7.80%
Large Blend	Principal VCF U.S LargeCap Buffer July Account – Class 2 (1)(2)(3)(5) Principal Global Investors, LLC	0.98% (6)	N/A (5)	N/A (5)	N/A (5)

Type	Portfolio Advisor/Sub-advisor	Current Expenses (Net)	Average Annual Total Returns (as of 12/31/21)
			1 year	5 year	10 year
Money Market	Fidelity VIP Government Money Market Portfolio (2) – Service Class 2 Fidelity Management & Research Company	0.48%	0.01%	0.76%	0.39%

(1)     This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
(2)     This underlying mutual fund pays 12b-1 fees to PSI.
(3)     This investment option will be available on or around June 30, 2022.
(4)     Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
(5) This Fund is not showing Average Annual Total Returns because operations will commence on or around June 30, 2022 and will not have annual returns for the years shown.
(6) This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the underlying mutual fund’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
Based on the GMWB rider you select(ed), your investment options will be limited as follows:
Target Income Protector
•Diversified Balanced Volatility Control Account;
•Diversified Growth Volatility Control Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector
•Diversified Balanced Account;
•Diversified Balanced Managed Volatility Account;
•Diversified Growth Account;
•Diversified Growth Managed Volatility Account;
•Diversified Income Account; and
•Fidelity VIP Government Money Market Portfolio.
Flexible Income Protector Plus
•Diversified Balanced Account(1);
•Diversified Balanced Managed Volatility Account(1);
•Diversified Growth Account(1);
•Diversified Growth Managed Volatility Account(1);
•Diversified Income Account;
•Fidelity VIP Government Money Market Portfolio; and
•PVC U.S. LargeCap Buffer July Account(2).

(1)     Effective July 1, 2022, this account in not available to customers with an application signature date on or after July 1, 2022 who select the Flexible Income Protector Plus rider.
(2)     Investment option will be available on or around June 30, 2022.

The name of the Contract is Principal® Lifetime Income Solutions II Variable Annuity. The EDGAR contract identifier number for the Contract is C000175900.